Financial Instruments and Risk Management - Additional Information (Detail) - GBP (£)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Minimum percentage of fixed rate debt on total debt		70.00%
Percentage of interest accrued		0.25%
Expected change in financial expenses		£ 10,000,000
Term debt		2,281,000,000	[1]	£ 2,632,000,000	£ 3,736,000,000
Trade and other receivables	[2]	317,000,000	[1]	360,000,000	218,000,000
Trade and other receivables		4,014,000,000	[1]	3,835,000,000	3,978,000,000
Energy Derivative Contract [Member] | Designated in a Cash Flow Hedge [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Loss on energy contract deferred		8,000,000		0	0
Fair value of the energy derivative		1,000,000		8,000,000	0
Currency Swap Contract and Interest Rate Swap [Member] | Credit Support Agreements [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Notional amount		3,162,000,000
Net cash inflow from netting and credit support agreements		220,000,000		100,000,000	79,000,000
Individually Insignificant Counterparties [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Cash collateral held		492,000,000		702,000,000	553,000,000
Non-Financial Assets [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables		317,000,000		360,000,000	218,000,000
Prepayments and Other Receivables [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables		1,496,000,000		1,106,000,000	1,103,000,000
Debt Maturing in September 2021 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Undrawn committed borrowing facilities		£ 2,100,000,000		£ 2,100,000,000	£ 1,500,000,000
Debt maturity		September 2021
2018 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Term debt		£ 1,600,000,000
Short [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Notional amount		£ 1,900,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).